DISCONTINUED OPERATIONS (Details) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Yuanping USD ($)	Mar. 02, 2012 Yuanping USD ($)	Dec. 31, 2011 Yuanping USD ($)	Dec. 03, 2011 Yuanping USD ($)	Dec. 03, 2011 Yuanping CNY	Dec. 31, 2011 Yuanping Assets classified as held-for-sale, current USD ($)	Dec. 31, 2011 Yuanping Liabilities directly associated with the assets classified as held-for-sale, current USD ($)	Dec. 03, 2011 Yuanping PRC item	Dec. 31, 2012 Yuheng USD ($)	Oct. 31, 2012 Yuheng USD ($)	Oct. 18, 2012 Yuheng USD ($)	Oct. 18, 2012 Yuheng CNY	Dec. 31, 2011 Yuheng USD ($)	Oct. 18, 2012 Yuheng PRC item
Discontinued operations
Ownership interest percentage held in discontinued operations							100.00%	100.00%						100.00%	100.00%
Total consideration in cash							$ 11,276	71,050						$ 21,269	134,000
Number of businesses operated											1						1
Right to use water generated by dam assigned (as a percent)							36.48%	36.48%
Assets of disposal group classified as held-for-sale
Cash and cash equivalents					56	11			11				472			33
Property, plant and equipment, net					17,304	17,376			17,376				18,509			19,004
Goodwill					3,219	3,214			3,214				23,448			23,445
Other intangible assets					617	587			587				1,916			1,966
Deferred tax assets					259	259			259				174			333
Other current assets					328	246			246				241			651
Total					21,783	21,693			21,693				44,760			45,432
Liabilities directly associated with the assets classified as held-for-sale
Long-term loans					10,489	10,475				10,475			7,301			8,729
Deferred tax liabilities, non-current				136	827	815				815			2,046			1,818
Current portion of long-term loans					477	476				476			14,920			15,553
Accrued expenses and other current liabilities					163	154				154			2,256			1,402
Other non-current liabilities													33
Total					11,956	11,920				11,920			26,556			27,502
Results of discontinued operations
Revenues	4,661	4,737	8,495
Cost of revenues	(1,131)	(2,098)	(2,192)
General and administrative expenses	(176)	(226)	(274)
Interest income	2	2	393
Interest expense	(1,634)	(2,580)	(1,997)
Other (loss) income, net	3,543	(16)	(38)
Income tax expense	(1,358)	(101)	(152)
Net income (loss) from discontinued operations	3,907	(282)	4,235
Gain on disposal from disposition	$ 2,767			$ 1,819								$ 1,907